February 24, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Windsor Funds (the Trust)
File No. 2-14336

Commissioners:

We respectfully submit the enclosed 114th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated February 24, 2010, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of February 25, 2010, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment 114 are to: (1) address comments of the Commissions’s staff regarding the prior Amendments 112 and 113; (2) provide the annual update to the Trust’s Registration Statement, including audited financial statements for the fiscal year ended October 31, 2009; and (3) effect a number of non-material editorial changes. Please note that Post-Effective Amendment 114 is otherwise identical to Post-Effective Amendments 112 and 113, which were filed on December 21, 2009, and January 13, 2010, respectively.

We appreciate the Staff’s assistance and thank you for your consideration. If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1955.

Sincerely,

Tara R. Buckley

Associate Counsel

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission

Appendix A
461(a) Acceleration Request

February 24, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Windsor Funds
File No. 2-14336

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Windsor Funds (the Trust) and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 114th Post-Effective Amendment (PEA) of the Trust's registration statement on Form N-1A be accelerated to February 25, 2010. We filed PEA 114 today, February 24, 2010.

PEA 114 (1) addresses comments of the Commissions’s staff concerning PEA 112, which implemented the changes required by the new Form N-1A, and PEA 113, which disclosed the addition of an investment advisor to Vanguard Windsor II Fund, a series of the Trust; 2) provides the annual update to the Trust’s Registration Statement, including audited financial statements for the fiscal year ended October 31, 2009; and (3) effects a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact Tara R. Buckley at (610) 669-1955.

Sincerely,

VANGUARD WINDSOR FUNDS

/s/ F. William McNabb by Heidi Stam

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Name: F. William McNabb III (Heidi Stam)*

Title: Chairman and Chief Executive Officer

VANGUARD MARKETING CORPORATION, Distributor

/s/ Michael Kimmel

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Name: Michael Kimmel

Title: Secretary

*Pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373.

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission